BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Schedule of shares outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exchangeable Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	172,180,417	0
Share issuance (in shares)	38,996	172,316,937
Share exchanges (in shares)	(16,071)	(136,520)
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	172,203,342	172,180,417
Class B
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	165	0
Share issuance (in shares)	0	165
Share exchanges (in shares)	0	0
Remeasurement of liability (in shares)	0	0
Ending balance (in shares)	165	165
Exchangeable and Class B Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 7,430	$ 0
Share issuance	1	4,873
Share exhanges	(1)	(4)
Remeasurement of liability	(1,267)	2,561
Ending balance	$ 6,163	$ 7,430